Recoverable taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Recoverable value-added tax (“VAT”)	$ 32,763,309	$ 33,733,662	$ 18,440,884
Recoverable income taxes	20,014,044	0	9,531,645
Recoverable dividend tax	0	0	1,818,971
Other recoverable taxes	55,292	131,159	296,973
Total current assets	$ 52,832,645	$ 33,864,821	$ 30,088,473